Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity		$ 2,676	$ 2,694	$ 2,704
Revaluation surplus on disposal of prior company shares
Equity		10	10	11
Surplus on equity transaction of joint venture
Equity		36	36	36
Equity items for share-based payments
Equity		39	48	75
Retained earnings (Accumulated losses)
Equity	[1]	(3,268)	(3,227)	(3,359)
Retained earnings		$ 378	$ 283	$ 287

[1]	Included in accumulated losses are retained earnings totalling $378m (2018: $283m; 2017: $287m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.